CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash and cash equivalents	$ 919,227	$ 1,479,969
Short-term investments	313,001	676,072
Trade receivables	173,473	112,019
Tax receivables	2,332	1,509
Derivative assets	127,486	327,487
Prepaid expenses and other current assets	48,322	46,730
Current assets other assets classified as held for sale	1,583,841	2,643,786
Assets held for sale	43,665	0
Total current assets	1,627,506	2,643,786
Non-current assets:
Property and equipment, net	66,221	97,648
Deferred tax assets	36,174	35,351
Goodwill	725,758	645,140
Intangible assets, net	124,590	129,690
Right-of-use assets, net	205,300	217,683
Other non-current assets	159,795	124,774
Total non-current assets	1,317,838	1,250,286
Total assets	2,945,344	3,894,072
Current liabilities:
Trade and other payables	266,497	202,570
Tax liabilities	42,051	19,583
Current provisions	25,148	14,291
Deferred revenue	812,943	573,813
Lease obligations	42,446	34,743
Derivative liabilities	772,127	1,284,596
Exchangeable senior notes, net	348,799	889,183
Total current liabilities	2,310,011	3,018,779
Non-current liabilities:
Deferred tax liabilities	26,625	31,304
Provisions	12,435	9,493
Deferred revenue	84,652	27,192
Lease obligations	214,103	229,825
Other non-current liabilities	2,604	2,173
Total non-current liabilities	340,419	299,987
Total liabilities	2,650,430	3,318,766
Equity
Share capital	25,164	24,744
Share premium	461,016	459,892
Other capital reserves	1,516,609	1,130,918
Other components of equity	104,832	76,144
Accumulated deficit	(1,812,707)	(1,116,392)
Total equity	294,914	575,306
Total liabilities and equity	$ 2,945,344	$ 3,894,072